Lease liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Lease liabilities
Summary of lease liabilities

	2022	2021
	$	$
Opening balance	2,966,816	672,988
Business acquisition [note 5]	—	1,651,746
Additions	234,608	852,467
Repayment	(695,749)	(295,316)
Interest on lease liability	141,994	65,115
Lease termination	(273,652)	(37,033)
Currency translation	41,532	56,849
Closing balance	2,415,549	2,966,816

Current	561,168	562,136
Non-current	1,854,381	2,404,680
	2,415,549	2,966,816

Future undiscounted lease payments	Future undiscounted lease payments as at August 31, 2022 are as follows:

$
Less than one year	670,125
One to five years	2,006,295
2,676,420